SHARE-BASED PAYMENTS - Narrative (Details) - shares			6 Months Ended
	Feb. 10, 2026	Jan. 27, 2026	Jun. 30, 2026
Umbrella incentive plan, subject to market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted (in shares)		439,980	335,372
Umbrella incentive plan, immediate vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted (in shares)	20,000
Vested shares transferred in connection with the equity awards (in shares)			20,000